Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Institutional)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.59%	10.02%	6.27%	10.63%	7.44%	10.63%
Five Years	16.57%	16.00%	13.30%	none	15.40%	16.59%
Ten Years	8.50%	7.98%	6.80%	none	7.90%	8.45%